Vessels and subsidiaries, Vessels (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Vessel
Reconciliation of changes in property, plant and equipment [abstract]
Vessels					$ 1,261,998,000	$ 1,467,846,000
Impairment [Abstract]
Non-cash impairment charge	$ 7,600,000	$ 4,900,000					$ 12,600,000
Number of vessels recorded non-cash impairment charge | Vessel							3
Percentage of estimated weighted average cost of capital	8.59%	8.12%
Percentage of decreasing the weighted average cost of capital	0.50%
Impact of a 0.5% adverse change of weighted average cost of capital on impairment charge	$ 1,500,000
Increasing/(decreasing) in future charter rates per day	500
Impact of $500 per day adverse change of future charter rates on impairment charge	1,400,000
Impact of $500 per day favorable change of future charter rates on impairment charge	(1,400,000)
Forecast [Member]
Depreciation and amortisation expense [abstract]
Depreciation expense			$ 1,144	$ 2,649
Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period				2,005,945,000	2,165,604,000	2,130,204,000
Additions					86,000	68,156,000
Transferred from vessels upgrades					8,690,000	122,907,000
Disposals					(168,435,000)	(155,664,000)
Balance, end of period	2,130,204,000				2,005,945,000	2,165,604,000	$ 2,130,204,000
Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period				(743,947,000)	(697,758,000)	(653,769,000)
Charge for the period					(121,738,000)	(127,743,000)
Disposals					75,549,000	83,754,000
Balance, end of period	(653,769,000)				(743,947,000)	(697,758,000)	(653,769,000)
Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period				4,583,000	372,000	17,269,000
Additions					12,900,000	106,010,000
Transferred to vessels					(8,690,000)	(122,907,000)
Balance, end of period	17,269,000				4,583,000	372,000	17,269,000
Time Charter Contracts [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Vessels					0	0
Time Charter Contracts [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period				0	0	6,600,000
Additions					0	0
Transferred from vessels upgrades					0	0
Disposals					0	(6,600,000)
Balance, end of period	6,600,000				0	0	6,600,000
Time Charter Contracts [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period				0	0	(6,148,000)
Charge for the period					0	(452,000)
Disposals					0	6,600,000
Balance, end of period	(6,148,000)				0	0	(6,148,000)
Time Charter Contracts [Member] | Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period				0	0	0
Additions					0	0
Transferred to vessels					0	0
Balance, end of period	0				$ 0	0	0
VLCC [Member]
Impairment [Abstract]
Impairment rate for time charter equivalents, remaining period in current year		$ 20,107
Impairment rate for time charter equivalents, first year		21,550					19,610
Impairment rate for time charter equivalents, second year		21,194					25,279
Impairment rate for time charter equivalents, thereafter		$ 42,557					$ 42,466
Percentage of reduction in impairment rate		20.00%					20.00%
Consideration period for reduction in impairment rate					15 years
VLCC [Member] | VLCCs built 2015 and Later [Member]
Impairment [Abstract]
Lower fuel consumption for modern vessels		$ 4,000					$ 4,000
Vessels [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Vessels					$ 1,232,380,000	1,405,420,000
Depreciation and amortisation expense [abstract]
Estimated useful life of assets					20 years
Vessels [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period				1,907,456,000	$ 2,051,924,000	2,020,690,000
Additions					96,000	66,531,000
Transferred from vessels upgrades					1,467,000	75,417,000
Disposals					(146,031,000)	(110,713,000)
Balance, end of period	2,020,690,000				1,907,456,000	2,051,924,000	2,020,690,000
Vessels [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period				(675,077,000)	(646,504,000)	(596,709,000)
Charge for the period					(89,615,000)	(94,700,000)
Disposals					61,042,000	44,905,000
Balance, end of period	(596,709,000)				(675,077,000)	(646,504,000)	(596,709,000)
Vessels [Member] | Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period				0	232,000	2,788,000
Additions					1,235,000	72,861,000
Transferred to vessels					(1,467,000)	(75,417,000)
Balance, end of period	2,788,000				0	232,000	2,788,000
Drydock [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Vessels					25,826,000	36,602,000
Drydock [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period				46,617,000	54,368,000	51,843,000
Additions					(12,000)	139,000
Transferred from vessels upgrades					7,223,000	30,158,000
Disposals					(14,961,000)	(27,772,000)
Balance, end of period	51,843,000				46,617,000	54,368,000	51,843,000
Drydock [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period				(20,792,000)	(17,766,000)	(30,880,000)
Charge for the period					(11,412,000)	(13,270,000)
Disposals					8,387,000	26,383,000
Balance, end of period	(30,880,000)				(20,792,000)	(17,766,000)	(30,880,000)
Drydock [Member] | Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period				2,807,000	140,000	3,265,000
Additions					9,890,000	27,033,000
Transferred to vessels					(7,223,000)	(30,158,000)
Balance, end of period	3,265,000				2,807,000	140,000	3,265,000
Scrubbers [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Vessels					3,793,000	25,824,000
Impairment [Abstract]
Lower fuel consumption for modern vessels		$ 3,000					4,000
Scrubbers [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period				51,871,000	59,311,000	51,071,000
Additions					3,000	1,486,000
Transferred from vessels upgrades					0	17,333,000
Disposals					(7,443,000)	(10,579,000)
Balance, end of period	51,071,000				51,871,000	59,311,000	51,071,000
Scrubbers [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period				(48,079,000)	(33,488,000)	(20,032,000)
Charge for the period					(20,710,000)	(19,322,000)
Disposals					6,119,000	5,866,000
Balance, end of period	(20,032,000)				(48,079,000)	(33,488,000)	(20,032,000)
Scrubbers [Member] | Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period				$ 1,776,000	0	11,216,000
Additions					1,776,000	6,117,000
Transferred to vessels					0	(17,333,000)
Balance, end of period	11,216,000				$ 1,776,000	$ 0	11,216,000
Exhaust Gas Cleaning Systems [Member]
Depreciation and amortisation expense [abstract]
Estimated useful life of assets					3 years
DHT China [Member]
Impairment [Abstract]
Non-cash impairment charge							2,800,000
Recoverable amount	38,400,000						38,400,000
DHT Europe [Member]
Impairment [Abstract]
Non-cash impairment charge							6,300,000
Recoverable amount	38,000,000						38,000,000
DHT Scandinavia [Member]
Impairment [Abstract]
Non-cash impairment charge							3,500,000
Recoverable amount	$ 40,400,000						$ 40,400,000